OHIO NATIONAL FUND, INC.
Supplement dated January 9, 2009 to the
Prospectus dated April 30, 2008
The following supplements and changes the Ohio National Fund, Inc. Prospectus dated April 30, 2008 as previously supplemented:
Money Market Portfolio
The U.S. Department of the Treasury (the “Treasury”) extended the Temporary Guarantee Program for Money Market Funds (the “Program”) through April 30, 2009. The initial term of the Program expired on December 18, 2008. The Board of Directors of Ohio National Fund, Inc. has approved continued participation by the Money Market Portfolio in the Program.
Subject to certain conditions and limitations, if the market-based net asset value per share of the Portfolio falls below $9.95 and the Portfolio liquidates, the Program will provide coverage to shareholders in the Portfolio for up to $10.00 per share for the lesser of either the number of shares the investor held in the Portfolio at the close of business on September 19, 2008 or the number of shares held the date the market-based net asset value fell below $9.95. Except in limited circumstances, shares acquired by investors after September 19, 2008 are not eligible for protection under the Program.
Participation in the initial three months of the Program required a payment to the Treasury in the amount of 0.01% of the net asset value of the Portfolio as of September 19, 2008. Participation in the Program extension required an additional payment to the Treasury in the amount of 0.015% of the net asset value of the Portfolio as of September 19, 2008. This expense will be borne by the Portfolio, although generally only shareholder balances as of September 19, 2008 are covered by the Program.
The Secretary of the Treasury has the option to extend the Program beyond April 30, 2009, but no later than the close of business on September 18, 2009, while continuing to limit coverage under the Program to shareholders as of September 19, 2008. If the Program is extended further, the Board of Directors of the Fund will consider whether the Portfolio should continue to participate.
Fund Fees and Expenses
The “Annual Fund Operating Expenses” and “Example” are revised as follows:
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Total Fund
			Acquired	Expenses
			Fund Fees	without
	Management	Other	and	Waivers or
Portfolio	Fees	Expenses	Expenses	Reductions(1)
Money Market Portfolio(1)	0.26%	0.09%	0.00%	0.35%

(1)	The Adviser is voluntarily waiving part of its management fee in order to reduce the total fund expenses of the Money Market Portfolio. The Adviser reimbursed the Money Market Portfolio for certain expenses related to participation in the Program in order to reduce the total fund expenses of the Money Market Portfolio. The Adviser may reduce or eliminate the voluntary fee waiver and the expense reimbursement at any time. The effect of the fee waiver and expense reimbursement in 2008 was to reduce the Total Fund Expenses of the Money Market Portfolio to 0.32%.
Example

Portfolio	1 Year	3 Years	5 Years	10 Years
Money Market	$36	$113	$197	$443

OHIO NATIONAL FUND, INC.
Supplement dated January 9, 2009 to the
Prospectus dated April 30, 2008
The following supplements and changes the Ohio National Fund, Inc. Prospectus dated April 30, 2008 as previously supplemented:
International Portfolio
Effective January 12, 2009, the first four paragraphs of the section “International Portfolio” on pages 9-10 are deleted and replaced with the following:
The objective of the International portfolio is total return on assets by investing primarily in equity securities of foreign companies. The portfolio invests primarily in equity securities of foreign companies in developed and emerging foreign markets. Normally, most of its investments are in stocks denominated in foreign currencies. It may invest in depositary receipts. It may invest in investment grade fixed-income securities and foreign government securities. It may enter into forward commitments and foreign currency transactions. It may maintain cash reserves in foreign or U.S. money market instruments. This portfolio is managed by Federated Global Investment Management Corp. (“Federated Global”) under a subadvisory agreement with the Adviser.
In selecting portfolio securities, Federated Global focuses first on country selection. Federated Global seeks to identify countries whose stock markets are attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor, and evidence other factors which Federated Global has identified as being correlated with market outperformance. Once a country’s stock market has been selected for investment, Federated Global uses its own quantitative process to rank the future performance potential of companies. Selected stocks are considered to be the blue chips of their respective countries – nationally recognized firms with strong brands and competitive positioning, consistency, and a long demand for their goods and services. As no single factor is consistently predictive of performance, the strategy uses value, growth, quality and technical indicators to select stocks. With that in mind, the portfolio consists of stocks in which management has a high conviction as long-term holdings.
This portfolio enables you to diversify your investment by participating in foreign economies and markets. If you also invest in domestic portfolios, the International portfolio may reduce the overall volatility of your investments because foreign countries often have business cycles, economic policies and securities markets that do not move in harmony with those in the United States.
Primary risks: In addition to financial risk, market risk and sector risk, this portfolio is subject to the special risks of Foreign Investments described following these brief summaries of each portfolio’s investment policies. Those risks include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies. The special risks of investing in Options, Futures, Options on Futures, and Options on Indexes, and Foreign Currency Hedging Transactions are described following these brief summaries of each portfolio’s investment policies.

OHIO NATIONAL FUND, INC.
Supplement dated January 9, 2009 to the
Prospectus dated April 30, 2008
The following supplements and changes the Ohio National Fund, Inc. Prospectus dated April 30, 2008 as previously supplemented:
Management of Portfolios
Regina Chi is no longer a portfolio manager of the International Portfolio. All references to Ms. Chi are hereby deleted.
Effective January 12, 2009, the following changes are made to “Management of Portfolios” on page 58:
Reiner M. Triltsch and Richard Winkowski are no longer portfolio managers of the International Portfolio and all references to them are hereby deleted.
Audrey H. Kaplan has been a portfolio manager of the International Portfolio since January 2009. Ms. Kaplan has managed Federated InterContinental Fund since August 2007. Prior to joining Federated, Ms. Kaplan was employed with Rochdale Investment Management LLC where she served as a Portfolio Manager for several portfolios including the Rochdale Investment Trust Atlas Portfolio and Senior Vice President in Quantitative Research from February 2004 to August 2007. Prior to joining Rochdale, Ms. Kaplan was a Quantitative Analyst Consultant with the Hedge Fund Expansion Strategy of BlueCrest Capital Management from December 2002 to December 2003, Vice President and European Quantitative Strategist with Merrill Lynch International from August 2000 to December 2002, and Project Manager of Global Emerging Markets Research with Robert Fleming & Co., Ltd. from February 1998 to December 1999. Ms. Kaplan has 19 years of experience in quantitative analysis, portfolio strategy, and research. Ms. Kaplan earned her B.S. in computer and systems engineering from Rensselaer Polytechnic Institute and her Masters in Finance from London Business School.
Geoffrey C. Pazzanese has been a portfolio manager of the International Portfolio since January 2009. Mr. Pazzanese has managed Federated InterContinental Fund since August 2007. Prior to joining Federated, Mr. Pazzanese was employed with Rochdale Investment Management LLC where he served as a Quantitative Analyst and Senior Quantitative Analyst from January 2001 to August 2007. He was promoted to Portfolio Manager of the Rochdale Investment Trust Atlas Portfolio in January 2007. Prior to joining Rochdale, Mr. Pazzanese worked as a Quantitative Research Associate with Merrill Lynch in New York from April 2000 to January 2001 and Area Sales Manager for AXIS SpA from April 1992 to July 1998. Mr. Pazzanese received his B.S. in both Physics and Italian from the University of Wisconsin-Madison and his Master’s degree in International Management from Thunderbird School of Global Management.

OHIO NATIONAL FUND, INC.
Supplement dated January 9, 2009 to the
Statement of Additional Information dated April 30, 2008
The following supplements and changes the Ohio National Fund, Inc. Statement of Additional Information dated April 30, 2008, as previously supplemented:
Portfolio Managers
International Portfolio
Regina Chi is no longer a portfolio manager of the International Portfolio. All references to Ms. Chi are hereby deleted.
Effective January 12, 2009, the following changes are made to “Portfolio Managers”:
Reiner M. Triltsch and Richard Winkowski are no longer portfolio managers of the International Portfolio and all references to them are hereby deleted.
Audrey H. Kaplan and Geoffrey C. Pazzanese have been added as portfolio managers of the International Portfolio. The following information is provided as of November 30, 2008, prior to Ms. Kaplan’s and Mr. Pazzanese’s appointment as portfolio managers to the portfolio.
Portfolio Manager: Audrey H. Kaplan
Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by	Total Number of Additional Accounts
Audrey Kaplan	Managed / Total Assets*
Registered Investment Companies	1 Fund/$545.816 million
Other Pooled Investment Vehicles	0
Other Accounts	0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: none.
Audrey Kaplan is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund’s designated peer group of comparable accounts and vs. the Fund’s benchmark (i.e., Morgan Stanley Capital International All Country World ex U.S. Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Audrey Kaplan is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score maybe adjusted based on management’s assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Audrey Kaplan was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated’s senior management.
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.
Portfolio Manager: Geoffrey C. Pazzanese
Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by	Total Number of Additional
Geoffrey Pazzanese	Accounts Managed / Total Assets*
Registered Investment Companies	1 Fund/$545.816 million
Other Pooled Investment Vehicles	0
Other Accounts	0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: none.
Geoffrey Pazzanese is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund’s designated peer group of comparable accounts and vs. the Fund’s benchmark (i.e., Morgan Stanley Capital International All Country World ex U.S. Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Geoffrey Pazzanese is

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also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score maybe adjusted based on management’s assessment of overall contributions to fund performance and any other factors as deemed relevant.
The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
In addition, Geoffrey Pazzanese was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated’s senior management.
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

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